Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 11, 2023	Jun. 29, 2022
C000241458 [Member]
Account Value [Line Items]
Account Value	$ 12,011	$ 12,119	$ 11,938	$ 11,662	$ 11,353	$ 10,808	$ 10,306	$ 10,445	$ 10,000
S&P 500 Index ($14,055) [Member]
Account Value [Line Items]
Account Value	$ 14,055	$ 14,682	$ 14,337	$ 13,540	$ 12,983	$ 11,744	$ 10,514	$ 10,870		$ 10,000